UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       March 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York              May 23, 2008
------------------------    ------------------------     -----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[NONE]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  121

Form 13F Information Table Value Total:  $813,171
                                       (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.   Form 13F File Number       Name

1.    028-10683                  Marathon Global Equity Master Fund, Ltd.

2.    028-11614                  Marathon Special Opportunity Master Fund, Ltd.

3.    028-12819                  Marathon Master Fund, Ltd.

                                                      FORM 13F INFORMATION TABLE
                                                    Marathon Asset Management, LLC
                                                            March 31, 2008


COLUMN 1                       COLUMN  2          COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6        COL 7       COLUMN 8

                               TITLE                         VALUE   SHRS OR    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP     (x1000)  PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE   SHARED   NONE
--------------                 --------           -----     -------  -------    --- ----  ----------      ----  ----   ------   ----
ABBOTT LABS                    COM                002824100   5,350      97,002 SHS       Shared-Defined  1, 2             97,002
ACTIVISION INC NEW             COM NEW            004930202   4,075     149,200 SHS       Shared-Defined  1, 2            149,200
ALLIANCE DATA SYSTEMS CORP     COM                018581108   1,235      26,000     CALL  Shared-Defined  1, 2             26,000
ALLIANCE DATA SYSTEMS CORP     COM                018581108     238       5,000 SHS       Shared-Defined  1, 2              5,000
ALLIED DEFENSE GROUP INC       COM                019118108     732     124,100 SHS       Shared-Defined   1              124,100
ALTRIA GROUP INC               COM                02209S103     555      25,000 SHS       Shared-Defined  1, 2             25,000
AMERICAN AXLE & MFG HLDGS IN   COM                024061103   3,075     150,000     CALL  Shared-Defined   2              150,000
AMERICAN AXLE & MFG HLDGS IN   COM                024061103   5,257     256,450 SHS       Shared-Defined   2              256,450
AMERICAN FINL RLTY TR          COM                02607P305     180      22,702 SHS       Shared-Defined  1, 2             22,702
ANNALY CAP MGMT INC            COM                035710409     717      46,800 SHS             Sole            46,800
ANSOFT CORP                    COM                036384105   2,548      83,474 SHS       Shared-Defined  1, 2             83,474
BANK OF AMERICA CORPORATION    COM                060505104   3,540      93,389 SHS       Shared-Defined   2               93,389
BARD C R INC                   COM                067383109   5,302      55,000 SHS       Shared-Defined  1, 2             55,000
BEA SYS INC                    COM                073325102  18,121     946,246 SHS       Shared-Defined  1, 2            946,246
BLADELOGIC INC                 COM                09265M102   4,123     147,000 SHS       Shared-Defined  1, 2            147,000
CAPITALSOURCE INC              COM                14055X102   2,142     100,000     CALL  Shared-Defined   1              100,000
CAPITALSOURCE INC              DBCV 4.000% 7/1    14055XAE2  18,597  27,500,000 PRN       Shared-Defined   1           27,500,000
CELGENE CORP                   COM                151020104     781      12,750 SHS       Shared-Defined  1, 2             12,750
CHARTER COMMUNICATIONS INC D   CL A               16117M107     359     420,937 SHS       Shared-Defined   2              420,937
CHOICEPOINT INC                COM                170388102  10,710     225,000 SHS       Shared-Defined  1, 2            225,000
CITIGROUP INC                  COM                172967101   3,333     160,000     CALL  Shared-Defined   3              160,000
CITIGROUP INC                  COM                172967101   2,146     100,165 SHS       Shared-Defined   3              100,165
CITIGROUP INC                  COM                172967101   4,166     200,000     PUT   Shared-Defined   2              200,000
CLEAR CHANNEL COMMUNICATIONS   COM                184502102   2,192      75,000     CALL  Shared-Defined  1, 2             75,000
COLLAGENEX PHARMACEUTICALS I   COM                19419B100   6,043     364,688 SHS       Shared-Defined  1, 2            364,688
COMCAST CORP NEW               CL A               20030N101  13,538     700,000     CALL  Shared-Defined   2              700,000
COMCAST CORP NEW               CL A               20030N101  14,545     752,062 SHS       Shared-Defined   2              752,062
CONTINENTAL AIRLS INC          NOTE 5.000% 6/1    210795PJ3  22,807  19,452,000 PRN       Shared-Defined  1, 2         19,452,000
CORNING INC                    COM                219350105   4,568     190,000 SHS       Shared-Defined  1, 2            190,000
COTT CORP QUE                  COM                22163N106   2,296     654,074 SHS       Shared-Defined   3              654,074
DANA HOLDING CORP              COM                235825205   1,834     183,400 SHS       Shared-Defined   2              183,400
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1    251591AS2  15,278  18,000,000 PRN       Shared-Defined   1           18,000,000
DIEBOLD INC                    COM                253651103     879      23,400 SHS       Shared-Defined  1, 2             23,400
E M C CORP MASS                NOTE 1.750%12/0    268648AM4  11,738  10,000,000 PRN       Shared-Defined   1           10,000,000
ELECTRONIC ARTS INC            COM                285512109   2,007      40,200 SHS       Shared-Defined  1, 2             40,200
EMPRESA DIST Y COMERCIAL NOR   SPON ADR           29244A102   2,380     121,300 SHS       Shared-Defined   3              121,300
EQUINIX INC                    COM NEW            29444U502   1,330      20,000 SHS       Shared-Defined  1, 2             20,000
FLAGSTONE REINSURANCE HLDGS    SHS                G3529T105  70,785   5,850,000 SHS       Shared-Defined   1            5,850,000
FORD MTR CO DEL                NOTE 4.250%12/1    345370CF5  21,250  25,000,000 PRN       Shared-Defined   1           25,000,000
GENERAL MTRS CORP              DEB SR CV C 33     370442717   8,138     490,862 PRN       Shared-Defined   1              490,862
GOOGLE INC                     CL A               38259P508   4,405      10,000 SHS       Shared-Defined  1, 2             10,000
GRANT PRIDECO INC              COM                38821G101   8,356     169,764 SHS       Shared-Defined  1, 2            169,764
GREY GLOBAL GROUP INC          SDCV 5.000%10/1    39787MAB4  37,631  30,000,000 PRN       Shared-Defined   1           30,000,000
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B     399909100  22,408   3,384,856 SHS       Shared-Defined   3            3,384,856
GRUPO SIMEC S A B DE C V       ADRE               400491106     894      80,364 SHS       Shared-Defined   3               80,364
HAYES LEMMERZ INTL INC         COM NEW            420781304     781     280,000 SHS       Shared-Defined   2              280,000
HOLOGIC INC                    COM                436440101   9,915     178,330 SHS       Shared-Defined  1, 2            178,330
INTERCONTINENTALEXCHANGE INC   COM                45865V100   2,610      20,000 SHS       Shared-Defined  1, 2             20,000
ION MEDIA NETWORKS INC         NOTE 11.000% 7/3   46205AAB9   1,924   6,634,323 PRN       Shared-Defined   2            6,634,323
IPCS INC                       COM NEW            44980Y305     679      29,069 SHS       Shared-Defined   2               29,069
ISHARES INC                    MSCI JAPAN         464286848     619      50,000 SHS       Shared-Defined   3               50,000
ISHARES TR                     MSCI EMERG MKT     464287234   2,688      20,000 SHS       Shared-Defined   1               20,000
ISHARES TR                     S&P GSTI SEMIC     464287523   2,478      50,000 SHS       Shared-Defined   2               50,000
JP MORGAN CHASE & CO           COM                46625H100   3,221      75,000 SHS       Shared-Defined   2               75,000
LEHMAN BROS HLDGS INC          COM                524908100   1,882      50,000      PUT  Shared-Defined   1               50,000
LEVEL 3 COMMUNICATIONS INC     NOTE 3.500% 6/1    52729NBK5   9,625  14,000,000 PRN       Shared-Defined   1           14,000,000
LIBERTY GLOBAL INC             LIBERTY GLOBAL INC 530555101   2,873      84,306 SHS       Shared-Defined   2               84,306
LIBERTY MEDIA CORP NEW         DEB 0.750% 3/3     530718AF2  17,933  18,000,000 PRN       Shared-Defined   1           18,000,000
LSI CORPORATION                NOTE 4.000% 5/1    502161AJ1   9,575  10,000,000 PRN       Shared-Defined   1           10,000,000
MERCK & CO INC                 COM                589331107   1,898      50,000     CALL  Shared-Defined   1               50,000
MERCK & CO INC                 COM                589331107   6,641     175,000 SHS       Shared-Defined   2              175,000
MERRILL LYNCH & CO INC         COM                590188108   4,074     100,000     CALL  Shared-Defined   1              100,000
MERRILL LYNCH & CO INC         NOTE 3/1           590188W46   5,331   5,000,000 PRN       Shared-Defined   1            5,000,000
MERRILL LYNCH & CO INC         COM                590188108   2,037      50,000      PUT  Shared-Defined   1               50,000
METROGAS INC                   SPON ADR B         591673207     147      37,800 SHS       Shared-Defined   3               37,800
MFA MTG INVTS INC              COM                55272X102      71      11,300 SHS             Sole            11,300
MGM MIRAGE                     COM                552953101   1,496      25,460 SHS       Shared-Defined  1, 2             25,460
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0    595112AH6   9,125  12,500,000 PRN       Shared-Defined   1           12,500,000
MICRON TECHNOLOGY INC          COM                595112103   2,388     400,000      PUT  Shared-Defined   1              400,000
MIDLAND CO                     COM                597486109   4,471      68,858 SHS       Shared-Defined  1, 2             68,858
MILLICOM INTL CELLULAR S A     SHS NEW            L6388F110   4,728      50,000 SHS       Shared-Defined  1, 2             50,000
MORGAN STANLEY                 COM                617446448   4,570     100,000      PUT  Shared-Defined   1              100,000
NABORS INDS INC                NOTE 0.940% 5/1    629568AP1  10,213  10,000,000 PRN       Shared-Defined   1           10,000,000
NAVTEQ CORP                    COM                63936L100  15,450     227,200 SHS       Shared-Defined  1, 2            227,200
NII HLDGS INC                  CL B NEW           62913F201   2,804      88,232 SHS       Shared-Defined   3               88,232
NOKIA CORP                     SPONSORED ADR      654902204   2,706      85,000 SHS       Shared-Defined  1, 2             85,000
NORTHWEST AIRLS CORP           COM                667280408     899     100,000     CALL  Shared-Defined   2              100,000
NOVA CHEMICALS CORP            COM                66977W109   3,810     159,750 SHS       Shared-Defined   2              159,750
NOVELL INC                     DBCV 0.500% 7/1    670006AC9  14,138  15,000,000 PRN       Shared-Defined   1           15,000,000
NRG ENERGY INC                 COM NEW            629377508     554      14,200 SHS       Shared-Defined   1               14,200
NYMEX HOLDINGS INC             COM                62948N104   2,266      25,000 SHS       Shared-Defined  1, 2             25,000
PIONEER NAT RES CO             NOTE 2.875% 1/1    723787AH0  15,348  14,000,000 PRN       Shared-Defined   1           14,000,000
PONIARD PHARMACEUTICALS INC    COM NEW            732449301     272      81,233 SHS       Shared-Defined   1               81,233
POWERSHARES QQQ TRUST          UNIT SER 1         73935A104   1,093      25,000      PUT  Shared-Defined  1, 2             25,000
PROLOGIS                       NOTE 1.875%11/1    743410AR3   8,562   9,500,000 PRN       Shared-Defined   1            9,500,000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1    749121BY4  25,500  25,000,000 PRN       Shared-Defined   1           25,000,000
R H DONNELLEY CORP             COM NEW            74955W307     693     136,960 SHS       Shared-Defined   2              136,960
RETAIL HOLDRS TR               DEP RCPT           76127U101   2,291      25,000      PUT  Shared-Defined   1               25,000
RURAL CELLULAR CORP            CL A               781904107  15,755     356,202 SHS       Shared-Defined  1, 2            356,202
SAKS INC                       COM                79377W108   1,973     158,200 SHS       Shared-Defined  1, 2            158,200
SAKS INC                       COM                79377W108     374      30,000      PUT  Shared-Defined  1, 2             30,000
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605   2,474      99,540 SHS       Shared-Defined  2, 3             99,540
SIRIUS SATELLITE RADIO INC     COM                82966U103   1,144     400,000 SHS       Shared-Defined  1, 2            400,000
SOLUTIA INC                    COM NEW            834376501   7,003     500,199 SHS       Shared-Defined   2              500,199
SPANSION INC                   COM CL A           84649R101   3,301   1,200,400      PUT  Shared-Defined   1            1,200,400
SPDR TR                        UNIT SER 1         78462F103   3,576      27,100     CALL  Shared-Defined   1               27,100
SPDR TR                        UNIT SER 1         78462F103   3,576      27,100      PUT  Shared-Defined   1               27,100
SPRINT NEXTEL CORP             COM SER 1          852061100   1,004     150,000 SHS       Shared-Defined   2              150,000
SRA INTL INC CL A              COM                78464R105   3,885     159,802 SHS       Shared-Defined  1, 2            159,802
ST JUDE MED INC                COM                790849103   1,512      35,000 SHS       Shared-Defined   2               35,000
ST JUDE MED INC                DBCV 1.220%12/1    790849AD5  20,972  20,675,000 PRN       Shared-Defined   1           20,675,000
STANLEY INC                    COM                854532108   1,829      62,074 SHS       Shared-Defined  1, 2             62,074
SUNTRUST BKS INC               COM                867914103   8,271     150,000      PUT  Shared-Defined   1              150,000
SYBASE INC                     NOTE 1.750% 2/2    871130AB6   6,449   5,500,000 PRN       Shared-Defined   1            5,500,000
TAKE-TWO INTERACTIVE SOFTWAR   COM                874054109   4,019     157,500 SHS       Shared-Defined  1, 2            157,500
TARGET CORP                    COM                87612E106   2,534      50,000     CALL  Shared-Defined   1               50,000
TOLL BROTHERS INC              COM                889478103     470      20,000 SHS       Shared-Defined   2               20,000
TRANE INC                      COM                892893108   5,141     112,000 SHS       Shared-Defined  1, 2            112,000
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1    893830AV1  32,713  30,000,000 PRN       Shared-Defined   1           30,000,000
TRIARC COS INC                 CL A               895927101     267      42,450 SHS       Shared-Defined   1               42,450
TRW AUTOMOTIVE HLDGS CORP      COM                87264S106   3,302     141,300 SHS       Shared-Defined   2              141,300
UAL CORP                       DBCV 5.000% 2/0    902549AE4   8,873  10,500,000 PRN       Shared-Defined   1           10,500,000
UAP HLDG CORP                  COM                903441103  16,219     423,036 SHS       Shared-Defined  1, 2            423,036
UNITED AUTO GROUP INC          NOTE 3.500% 4/0    909440AH2  26,188  25,000,000 PRN       Shared-Defined   1           25,000,000
VAN KAMPEN SENIOR INCOME TR    COM                920961109   4,904     831,181 SHS       Shared-Defined   2              831,181
VIRGIN MEDIA INC               COM                92769L101   1,370      97,387 SHS       Shared-Defined   2               97,387
VORNADO RLTY TR                DBCV 2.850% 4/0    929042AC3  19,153  22,500,000 PRN       Shared-Defined   1           22,500,000
WASHINGTON MUT INC             COM                939322103     515      50,000      PUT  Shared-Defined   1               50,000
WIDEPOINT CORP                 COM                967590100     212     168,230 SHS       Shared-Defined   2              168,230
YAHOO INC                      COM                984332106   5,788     200,076 SHS       Shared-Defined  1, 2            200,076
ZIMMER HLDGS INC               COM                98956P102   5,450      70,000 SHS       Shared-Defined  1, 2             70,000



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